Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 117,977,304.73
Previously Paid Amount	0.00
Total Fee Amount	16,292.67
Total Offset Amount	0.00
Net Fee	$ 16,292.67